6. PREMISES AND EQUIPMENT - Non-cancelable lease agreements (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Premises And Equipment - Non-Cancelable Lease Agreements Details 1
2014	$ 35
2015	35
2016	35
2017	27
2018	0
Future minimum rent commitments	$ 132